Investment Objectives and Goals - Beacon Dynamic Allocation Fund	Jun. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Beacon Dynamic Allocation Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Beacon Dynamic Allocation Fund (the “Fund”) seeks total return through a combination of capital appreciation and income.